Operating costs - Additional Information (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Operating costs
Increase in total operating costs	SFr 1.7	SFr 3.6
Increase in external research and development costs	1.9	2.4
Increase in external research and development costs relating to dipraglurant clinical development activities	1.6	2.0
Increase in staff costs		1.4
Increase in share-based compensation costs		SFr 1.2
Decrease in professional fees	SFr (0.3)